LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL EQUITY FUNDS

LOOMIS SAYLES RETAIL INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J SHARES

Supplement dated August 14, 2008 to the Loomis Sayles Institutional Funds Prospectus, Loomis Sayles Retail Equity Funds Prospectus, Loomis Sayles Retail Income Funds Prospectus, and Loomis Sayles Investment Grade Bond Fund Class J Prospectus, each dated February 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, the following text is added to the sub-section “Principal Investment Strategies” under the section “Risk/Return Summary” with respect to Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund:

The Fund may also invest in swaps (including credit default swaps) and other derivatives.

Effective immediately, the last paragraph following after the “Example” within the section “Fees and Expenses of the Funds” is amended and restated as follows:

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Portfolio”). Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

Effective immediately, the following bullet describing the valuation of credit default swaps is added to the sub-section “How Fund Shares Are Priced” under the section “General Information”:

•

Credit default swaps – dollar prices supplied by a pricing service for such securities, if available. If prices from a pricing service are unavailable, such securities shall be priced using spread levels based on bid or spread quotations obtained from two or more broker-dealers that are believed to follow the issue.

NATIXIS INCOME FUNDS

LOOMIS SAYLES GLOBAL MARKETS FUND

NATIXIS DIVERSIFIED PORTFOLIOS

Supplement dated August 14, 2008 to the Natixis Income Funds Class A, B and C Prospectus, Natixis Income Funds Class Y Prospectus, Loomis Sayles Strategic Income Fund Class A, B and C Prospectus, Natixis Equity Funds Class A, B and C Prospectus, and Natixis Equity Funds Class Y Prospectus, each dated February 1, 2008; and the Natixis Diversified Portfolios Class A and C Prospectus dated May 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, the following text is added to the sub-section “Principal Investment Strategies” under the section “Goals, Strategies & Risks” with respect to each Fund:

The Fund may also invest in swaps (including credit default swaps) and other derivatives.

Effective immediately, the following paragraph is added to the sub-section “Principal Investment Risks” under the section “Goals, Strategies & Risks” with respect to each Fund:

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Effective immediately, the last sentence of the “Options, Futures, Swap Contracts and Other Derivatives Risks” paragraph under the section “More About Risk” is revised as follows:

These types of transactions may be used for both hedging and non-hedging purposes.

Effective immediately, the following sentence replaces the first sentence in the last paragraph within the sub-section “Adviser” under the section “Management Team” with respect to the Natixis Income Funds:

A discussion of the factors considered by the Board of Trustees of the Loomis Sayles International Bond Fund in approving the Fund’s investment advisory contract will be available in the Fund’s annual report for the fiscal period ending September 30, 2008.

Effective immediately, the following bullet describing the valuation of credit default swaps is added to the sub-section “How Fund Shares Are Priced” under the section “Fund Services”:

•

Credit default swaps – dollar prices supplied by a pricing service for such securities, if available. If prices from a pricing service are unavailable, such securities shall be priced using spread levels based on bid or spread quotations obtained from two or more broker-dealers that are believed to follow the issue.

Effective immediately, the following paragraph is added under the section “Glossary of Terms:”

Swap agreements – Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J SHARES

Supplement dated August 14, 2008 to the Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Statement of Additional Information, Loomis Sayles Institutional Funds Statement of Additional Information, and Loomis Sayles Retail Funds Statement of Additional Information, each dated February 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, the following text replaces the sub-section “Swap Transactions” under the section “Investment Strategies and Risks:”

Swap Agreements

Certain Funds may enter into a variety of swap agreements, including but not limited to interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets, or to shift a Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown exponentially in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Certain Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by the Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap. A Fund may not enter into any credit default swaps, other than for hedging purposes, if at the time it enters into the swap the aggregate notional value of all then outstanding credit default swaps entered into by the Fund for non-hedging purposes exceeds 20% of the Fund’s total assets.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. See “Swap Agreements” above. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Certain Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Effective immediately, the following sentence is added to the end of the first paragraph in the sub-section “Financial Products” under the section “Taxes:”

In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, in particular in respect of credit default swaps and certain other swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

NATIXIS INCOME FUNDS

LOOMIS SAYLES GLOBAL MARKETS FUND

NATIXIS DIVERSIFIED PORTFOLIOS

Supplement dated August 14, 2008 to the Natixis Funds Statement of Additional Information – Part II dated February 1, 2008 and the Natixis Funds Statement of Additional Information – Part II dated May 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, the following text replaces the first two paragraphs under the sub-section “Swap Contracts” under the section “Investment Strategies and Risks; Types of Practices:”

Swap Agreements

Certain Funds may enter into a variety of swap agreements, including but not limited to interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets, or to shift a Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown exponentially in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Certain Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by the Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap. A Fund may not enter into any credit default swaps, other than for hedging purposes, if at the time it enters into the swap the aggregate notional value of all then outstanding credit default swaps entered into by the Fund for non-hedging purposes exceeds 20% of the Fund’s total assets.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. See “Swap Agreements” above. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Certain Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Effective immediately, the following sentence is added to the end of the first paragraph in the sub-section “Financial Products” under the section “Taxes:”

In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, in particular in respect of credit default swaps and certain other swaps with contingent payment obligations, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.